Reporting Entity	12 Months Ended
Dec. 31, 2025
Reporting Entity [Abstract]
Reporting Entity

NOTE 1. Reporting Entity

OBOOK Holdings Inc. was incorporated in the Cayman Islands on April 20, 2011. The registered office of the company is at the offices of Gold In (Cayman) Co., Ltd., located at Suite 102, Cannon Place, North Sound Rd., George Town, Grand Cayman, Cayman Islands. The principal executive office is located at 9F., No. 28, Wencheng Rd., Beitou Dist., Taipei City, Taiwan (R.O.C.).

On October 16, 2025, OBOOK Holdings Inc. completed its public listing, and its Class A ordinary shares were listed for trading on the Nasdaq Global Market.

The company and its subsidiaries (collectively referred to as the "Company") provide payment infrastructure, hospitality software solutions, and digital commerce services. The Company leverages blockchain technology to support payment processing, cross-border transactions, and platform services across the financial services, hospitality, and e-commerce sectors. The principal operating activities of the Company are described in Note 4(b).